Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.8%
ATI, Inc.
(a)
.......................... 486,031 $ 41,963,916
Axon Enterprise, Inc.
(a) (b)
................ 259,543 214,886,031
BWX Technologies, Inc. ................ 317,768 45,777,658
Curtiss-Wright Corp. ................... 131,186 64,090,920
HEICO Corp. ....................... 145,264 47,646,592
HEICO Corp. , Class A .................. 264,628 68,472,495
Hexcel Corp. ........................ 279,606 15,794,943
Howmet Aerospace, Inc.
(b)
............... 1,396,142 259,863,910
Huntington Ingalls Industries, Inc. .......... 136,069 32,855,221
Karman Holdings, Inc.
(a) (b)
............... 90,707 4,568,912
L3Harris Technologies, Inc. .............. 651,255 163,360,804
Leonardo DRS, Inc. ................... 258,672 12,023,075
Loar Holdings, Inc.
(a) (b)
.................. 147,818 12,737,477
Rocket Lab Corp.
(a)
................... 1,361,815 48,712,123
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 411,765 15,708,835
StandardAero, Inc.
(a) (b)
.................. 492,748 15,595,474
Textron, Inc. ........................ 629,849 50,570,576
Woodward, Inc. ...................... 206,607 50,637,310
1,165,266,272
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 408,505 39,196,055
Expeditors International of Washington, Inc. ... 473,616 54,110,628
GXO Logistics, Inc.
(a) (b)
................. 398,393 19,401,739
112,708,422
Automobile Components — 0.3%
Aptiv plc
(a) (b)
......................... 796,912 54,365,337
BorgWarner, Inc. ..................... 758,667 25,400,171
Gentex Corp. ....................... 784,321 17,247,219
Lear Corp. ......................... 186,876 17,749,482
QuantumScape Corp. , Class A
(a) (b)
......... 1,425,238 9,577,599
124,339,808
Automobiles — 0.5%
Ford Motor Co. ...................... 13,589,795 147,449,276
Harley-Davidson, Inc. .................. 392,292 9,258,091
Lucid Group, Inc.
(a) (b)
................... 4,306,483 9,086,679
Rivian Automotive, Inc. , Class A
(a) (b)
......... 2,697,590 37,064,887
Thor Industries, Inc. ................... 177,582 15,771,057
218,629,990
Banks — 2.5%
Bank OZK ......................... 374,945 17,644,912
BOK Financial Corp. ................... 79,728 7,783,845
Citizens Financial Group, Inc. ............ 1,527,512 68,356,162
Columbia Banking System, Inc. ........... 729,273 17,050,403
Comerica, Inc. ....................... 458,967 27,377,381
Commerce Bancshares, Inc. ............. 429,901 26,726,945
Cullen/Frost Bankers, Inc. ............... 207,172 26,629,889
East West Bancorp, Inc. ................ 478,397 48,308,529
Fifth Third Bancorp ................... 2,315,854 95,251,075
First Citizens BancShares, Inc. , Class A
(b)
.... 34,495 67,488,433
First Hawaiian, Inc. ................... 439,019 10,957,914
First Horizon Corp. .................... 1,754,750 37,200,700
FNB Corp. ......................... 1,244,561 18,145,699
Huntington Bancshares, Inc. ............. 5,029,725 84,298,191
KeyCorp ........................... 3,288,664 57,288,527
M&T Bank Corp. ..................... 568,194 110,223,954
Pinnacle Financial Partners, Inc. ........... 264,619 29,216,584
Popular, Inc. ........................ 236,569 26,072,269
Prosperity Bancshares, Inc. .............. 320,616 22,520,068
Regions Financial Corp. ................ 3,124,387 73,485,582
SouthState Corp. ..................... 339,640 31,257,069
Synovus Financial Corp. ................ 489,703 25,342,130
Security
Shares
Shares Value
Banks (continued)
TFS Financial Corp. ................... 177,174 $ 2,294,403
Webster Financial Corp. ................ 585,136 31,948,426
Western Alliance Bancorp ............... 377,619 29,446,730
Wintrust Financial Corp. ................ 230,367 28,560,901
Zions Bancorp NA .................... 511,086 26,545,807
1,047,422,528
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 27,700 5,285,437
Brown-Forman Corp. , Class A ............ 161,070 4,424,593
Brown-Forman Corp. , Class B, NVS ........ 507,072 13,645,307
Celsius Holdings, Inc.
(a) (b)
................ 571,928 26,531,740
Coca-Cola Consolidated, Inc.
(b)
........... 181,340 20,246,611
Constellation Brands, Inc. , Class A ......... 453,876 73,836,548
Molson Coors Beverage Co. , Class B ....... 585,822 28,172,180
Primo Brands Corp. , Class A ............. 888,279 26,310,824
198,453,240
Biotechnology — 1.8%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
........... 434,505 141,687,735
Apellis Pharmaceuticals, Inc. ............. 381,273 6,599,836
Biogen, Inc. ........................ 508,745 63,893,284
BioMarin Pharmaceutical, Inc.
(b)
........... 660,546 36,310,214
Exact Sciences Corp.
(b)
................. 649,680 34,523,995
Exelixis, Inc.
(b)
....................... 938,355 41,357,997
Halozyme Therapeutics, Inc.
(b)
............ 424,358 22,075,103
Incyte Corp. ........................ 549,968 37,452,821
Insmed, Inc. ........................ 620,702 62,467,449
Ionis Pharmaceuticals, Inc.
(b)
............. 541,010 21,375,305
Moderna, Inc. ....................... 1,231,325 33,972,257
Natera, Inc. ......................... 451,687 76,308,002
Neurocrine Biosciences, Inc.
(b)
............ 336,943 42,350,366
Revolution Medicines, Inc.
(b)
.............. 597,926 21,997,697
Roivant Sciences Ltd.
(b)
................. 1,324,586 14,928,084
Sarepta Therapeutics, Inc.
(b)
............. 327,032 5,592,247
Summit Therapeutics, Inc. ............... 405,139 8,621,358
Ultragenyx Pharmaceutical, Inc.
(b)
.......... 312,075 11,347,047
United Therapeutics Corp. ............... 156,031 44,835,508
Viking Therapeutics, Inc.
(b)
............... 380,032 10,070,848
737,767,153
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 4,315,810 129,301,668
Dillard's, Inc. , Class A
(b)
................. 10,651 4,450,307
eBay, Inc. .......................... 1,604,844 119,496,684
Etsy, Inc.
(a) (b)
........................ 358,295 17,972,077
Macy's, Inc. ........................ 975,544 11,374,843
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
...... 212,721 28,032,374
310,627,953
Building Products — 1.2%
A O Smith Corp. ..................... 400,807 26,280,915
AAON, Inc. ......................... 233,684 17,234,195
Advanced Drainage Systems, Inc. ......... 245,942 28,248,898
Allegion plc ......................... 300,106 43,251,277
Armstrong World Industries, Inc. ........... 149,747 24,324,903
AZEK Co., Inc. (The) , Class A
(a)
........... 491,734 26,725,743
Builders FirstSource, Inc.
(a) (b)
............. 388,841 45,373,856
Carlisle Cos., Inc. .................... 149,417 55,792,308
Fortune Brands Innovations, Inc. .......... 423,590 21,806,413
Hayward Holdings, Inc.
(a) (b)
............... 670,886 9,258,227
Lennox International, Inc. ............... 111,372 63,842,885
Masco Corp. ........................ 736,557 47,404,808
Owens Corning ...................... 296,063 40,714,584
Simpson Manufacturing Co., Inc.
(b)
......... 146,162 22,700,420

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a) (b)
..................... 368,958 $ 20,063,936
493,023,368
Capital Markets — 5.9%
Affiliated Managers Group, Inc. ........... 97,636 19,211,836
Ameriprise Financial, Inc. ............... 332,865 177,660,036
Ares Management Corp. , Class A .......... 656,117 113,639,464
Bank of New York Mellon Corp. (The) ....... 2,489,571 226,824,814
Blue Owl Capital, Inc. , Class A ............ 2,122,530 40,773,801
Carlyle Group, Inc. (The) ................ 911,792 46,866,109
CBOE Global Markets, Inc. .............. 365,133 85,152,667
Coinbase Global, Inc. , Class A
(a)
........... 717,711 251,550,528
Evercore, Inc. , Class A ................. 128,106 34,591,182
FactSet Research Systems, Inc. ........... 132,304 59,176,933
Franklin Resources, Inc. ................ 1,076,080 25,664,508
Freedom Holding Corp.
(a) (b)
.............. 59,921 8,751,462
Hamilton Lane, Inc. , Class A ............. 137,715 19,572,056
Houlihan Lokey, Inc. , Class A ............. 187,334 33,710,753
Invesco Ltd. ........................ 1,273,301 20,079,957
Janus Henderson Group plc ............. 447,136 17,366,762
Jefferies Financial Group, Inc. ............ 537,767 29,410,477
Lazard, Inc. ........................ 386,524 18,545,422
LPL Financial Holdings, Inc.
(b)
............ 277,519 104,061,299
MarketAxess Holdings, Inc. .............. 126,760 28,310,578
Morningstar, Inc. ..................... 81,968 25,732,214
MSCI, Inc. ......................... 261,767 150,971,500
Nasdaq, Inc. ........................ 1,441,240 128,875,681
Northern Trust Corp. ................... 676,034 85,714,351
Raymond James Financial, Inc. ........... 640,318 98,205,572
Robinhood Markets, Inc. , Class A
(a) (b)
........ 2,575,033 241,100,340
SEI Investments Co. ................... 357,412 32,117,042
State Street Corp. .................... 1,001,675 106,518,120
Stifel Financial Corp. .................. 353,348 36,670,455
T. Rowe Price Group, Inc. ............... 767,294 74,043,871
TPG, Inc. , Class A .................... 450,948 23,652,223
Tradeweb Markets, Inc. , Class A ........... 405,528 59,369,299
Virtu Financial, Inc. , Class A .............. 286,253 12,821,272
XP, Inc. , Class A ..................... 1,414,413 28,571,143
2,465,283,727
Chemicals — 2.1%
Albemarle Corp. ..................... 408,677 25,611,788
Ashland, Inc. ........................ 160,741 8,082,057
Axalta Coating Systems Ltd.
(a)
............ 761,953 22,622,385
Celanese Corp.
(b)
..................... 386,134 21,364,794
CF Industries Holdings, Inc. .............. 578,519 53,223,748
Corteva, Inc. ........................ 2,381,691 177,507,430
Dow, Inc. .......................... 2,473,546 65,499,498
DuPont de Nemours, Inc. ............... 1,458,593 100,044,894
Eastman Chemical Co. ................. 403,230 30,105,152
Element Solutions, Inc. ................. 785,090 17,782,288
FMC Corp. ......................... 432,959 18,076,038
Huntsman Corp. ..................... 556,605 5,799,824
International Flavors & Fragrances, Inc. ...... 891,194 65,547,319
LyondellBasell Industries NV , Class A ....... 900,004 52,074,231
Mosaic Co. (The) ..................... 1,099,825 40,121,616
NewMarket Corp. ..................... 20,739 14,327,746
Olin Corp. .......................... 402,873 8,093,719
PPG Industries, Inc. ................... 793,225 90,229,344
RPM International, Inc. ................. 443,522 48,716,456
Scotts Miracle-Gro Co. (The) ............. 150,790 9,946,108
Westlake Corp. ...................... 115,177 8,745,390
883,521,825
Security
Shares
Shares Value
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.
(a)
.................. 176,414 $ 40,783,389
MSA Safety, Inc. ..................... 128,093 21,459,420
RB Global, Inc.
(b)
..................... 644,969 68,489,258
Rollins, Inc. ......................... 969,574 54,703,365
Tetra Tech, Inc. ...................... 928,507 33,389,112
Veralto Corp. ........................ 829,135 83,701,178
302,525,722
Communications Equipment — 0.4%
Ciena Corp.
(a) (b)
...................... 490,748 39,912,535
F5, Inc.
(a) (b)
......................... 199,736 58,786,299
Juniper Networks, Inc. ................. 1,148,245 45,849,423
Lumentum Holdings, Inc.
(a) (b)
............. 241,943 22,999,101
Ubiquiti, Inc.
(b)
....................... 14,284 5,880,009
173,427,367
Construction & Engineering — 1.2%
AECOM ........................... 461,205 52,051,596
API Group Corp.
(a)
.................... 851,510 43,469,586
Comfort Systems USA, Inc. .............. 120,890 64,822,427
EMCOR Group, Inc. ................... 153,634 82,177,290
Everus Construction Group, Inc.
(a) (b)
........ 176,614 11,220,287
MasTec, Inc.
(a) (b)
...................... 216,478 36,894,346
Quanta Services, Inc. .................. 512,429 193,739,156
Valmont Industries, Inc. ................. 69,138 22,578,397
WillScot Holdings Corp. ................ 621,829 17,038,115
523,991,200
Construction Materials — 0.6%
Eagle Materials, Inc.
(b)
.................. 114,515 23,144,627
Martin Marietta Materials, Inc. ............ 208,737 114,588,263
Vulcan Materials Co. .................. 459,752 119,912,517
257,645,407
Consumer Finance — 0.6%
Ally Financial, Inc. .................... 962,221 37,478,508
Credit Acceptance Corp.
(a) (b)
.............. 23,843 12,146,339
OneMain Holdings, Inc. ................. 419,101 23,888,757
SLM Corp. ......................... 737,654 24,187,675
SoFi Technologies, Inc.
(a) (b)
.............. 3,701,908 67,411,745
Synchrony Financial ................... 1,333,786 89,016,877
254,129,901
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. , Class A ............ 1,446,321 31,110,365
BJ's Wholesale Club Holdings, Inc.
(a)
........ 454,129 48,968,730
Casey's General Stores, Inc. ............. 128,561 65,600,821
Dollar General Corp. .................. 764,363 87,427,840
Dollar Tree, Inc.
(a) (b)
................... 706,389 69,960,767
Kroger Co. (The) ..................... 2,110,885 151,413,781
Maplebear, Inc.
(a)
..................... 594,664 26,902,599
Performance Food Group Co.
(a)
........... 528,943 46,266,644
Sprouts Farmers Market, Inc.
(a)
............ 338,639 55,753,525
Sysco Corp. ........................ 1,688,743 127,905,395
US Foods Holding Corp.
(a) (b)
.............. 796,348 61,326,759
Walgreens Boots Alliance, Inc. ............ 2,480,908 28,480,824
801,118,050
Containers & Packaging — 1.3%
Amcor plc .......................... 7,945,841 73,022,279
AptarGroup, Inc. ..................... 226,512 35,433,272
Avery Dennison Corp. .................. 270,683 47,496,746
Ball Corp. .......................... 986,520 55,333,907
Crown Holdings, Inc. .................. 402,543 41,453,878
Graphic Packaging Holding Co.
(b)
.......... 1,039,971 21,912,189
International Paper Co. ................. 1,823,957 85,415,906
Packaging Corp. of America ............. 307,429 57,934,995

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sealed Air Corp. ..................... 466,619 $ 14,479,188
Silgan Holdings, Inc. ................... 303,123 16,423,204
Smurfit WestRock plc .................. 1,811,531 78,167,563
Sonoco Products Co. .................. 340,700 14,840,892
541,914,019
Distributors — 0.3%
Genuine Parts Co. .................... 483,179 58,614,445
LKQ Corp. ......................... 904,483 33,474,916
Pool Corp. ......................... 124,978 36,428,587
128,517,948
Diversified Consumer Services — 0.4%
ADT, Inc. .......................... 1,249,484 10,583,129
Bright Horizons Family Solutions, Inc.
(a)
...... 196,690 24,308,917
Duolingo, Inc. , Class A
(a)
................ 130,739 53,605,605
Grand Canyon Education, Inc.
(a)
........... 94,607 17,880,723
H&R Block, Inc. ...................... 457,617 25,118,597
Service Corp. International .............. 482,599 39,283,559
170,780,530
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 756,026 47,160,902
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 598,760 27,980,055
Frontier Communications Parent, Inc.
(a)
...... 814,421 29,644,924
Iridium Communications, Inc. ............. 330,565 9,973,146
Liberty Global Ltd. , Class A
(a)
............. 552,606 5,531,586
Liberty Global Ltd. , Class C, NVS
(a) (b)
........ 516,370 5,323,775
78,453,486
Electric Utilities — 2.7%
Alliant Energy Corp. ................... 893,811 54,048,751
Edison International ................... 1,326,608 68,452,973
Entergy Corp. ....................... 1,500,651 124,734,111
Evergy, Inc. ......................... 798,681 55,053,081
Eversource Energy ................... 1,278,201 81,319,148
Exelon Corp. ........................ 3,519,397 152,812,218
FirstEnergy Corp. .................... 1,911,983 76,976,436
IDACORP, Inc. ...................... 186,452 21,525,883
NRG Energy, Inc. ..................... 689,654 110,744,639
OGE Energy Corp. .................... 703,508 31,221,685
PG&E Corp. ........................ 7,627,253 106,323,907
Pinnacle West Capital Corp. ............. 411,157 36,786,217
PPL Corp. ......................... 2,574,519 87,250,449
Xcel Energy, Inc. ..................... 2,009,665 136,858,186
1,144,107,684
Electrical Equipment — 1.6%
Acuity, Inc. ......................... 107,252 31,997,562
AMETEK, Inc. ....................... 801,269 144,997,638
Generac Holdings, Inc.
(a)
................ 203,030 29,075,926
Hubbell, Inc. ........................ 186,190 76,041,858
nVent Electric plc ..................... 567,189 41,546,594
Regal Rexnord Corp. .................. 229,657 33,291,079
Rockwell Automation, Inc. ............... 393,832 130,819,176
Sensata Technologies Holding plc .......... 503,556 15,162,071
Vertiv Holdings Co. , Class A
(b)
............ 1,323,364 169,933,171
672,865,075
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc.
(a) (b)
............... 179,818 22,914,208
Avnet, Inc. ......................... 300,486 15,949,797
CDW Corp. ......................... 458,559 81,894,052
Cognex Corp. ....................... 582,454 18,475,441
Coherent Corp.
(a)
..................... 532,293 47,485,858
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ........................ 2,720,810 $ 143,087,398
Crane NXT Co.
(b)
..................... 170,493 9,189,573
Flex Ltd.
(a)
.......................... 1,319,681 65,878,475
Ingram Micro Holding Corp.
(b)
............. 75,678 1,577,129
IPG Photonics Corp.
(a) (b)
................ 84,066 5,771,131
Jabil, Inc.
(b)
......................... 367,252 80,097,661
Keysight Technologies, Inc.
(a)
............. 599,094 98,167,543
Littelfuse, Inc. ....................... 85,511 19,387,909
Ralliant Corp.
(a)
...................... 393,622 19,086,713
TD SYNNEX Corp. .................... 273,900 37,168,230
Teledyne Technologies, Inc.
(a)
............. 162,125 83,058,259
Trimble, Inc.
(a)
....................... 831,532 63,179,801
Vontier Corp.
(b)
...................... 519,308 19,162,465
Zebra Technologies Corp. , Class A
(a)
........ 177,024 54,587,121
886,118,764
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A .............. 3,457,246 132,550,812
Halliburton Co. ...................... 2,998,714 61,113,791
NOV, Inc. .......................... 1,315,565 16,352,473
TechnipFMC plc ...................... 1,446,588 49,820,491
Weatherford International plc ............. 247,840 12,468,830
272,306,397
Entertainment — 2.1%
Electronic Arts, Inc. ................... 907,571 144,939,089
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 78,369 7,441,920
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a) (b)
....................... 726,835 75,954,258
Liberty Media Corp.-Liberty Live , Class A
(a)
.... 72,684 5,776,924
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a) (b)
......................... 160,284 13,008,650
Live Nation Entertainment, Inc.
(a) (b)
......... 550,982 83,352,557
Madison Square Garden Sports Corp.
(a)
...... 55,397 11,575,203
ROBLOX Corp. , Class A
(a) (b)
.............. 1,961,025 206,299,830
Roku, Inc. , Class A
(a)
.................. 450,104 39,559,641
Take-Two Interactive Software, Inc.
(a) (b)
...... 623,014 151,298,950
TKO Group Holdings, Inc. , Class A
(b)
........ 239,249 43,531,355
Warner Bros Discovery, Inc.
(a)
............ 7,751,201 88,828,763
871,567,140
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a) (b)
........... 933,727 64,557,885
Block, Inc. , Class A
(a) (b)
................. 1,894,364 128,684,146
Corpay, Inc.
(a)
....................... 237,007 78,643,663
Equitable Holdings, Inc. ................ 973,327 54,603,645
Euronet Worldwide, Inc.
(a) (b)
.............. 142,010 14,396,974
Fidelity National Information Services, Inc. .... 1,833,695 149,281,110
Global Payments, Inc. ................. 850,469 68,071,539
Jack Henry & Associates, Inc. ............ 252,529 45,498,150
MGIC Investment Corp. ................ 816,746 22,738,208
Mr Cooper Group, Inc.
(a)
................ 217,807 32,498,982
Rocket Cos., Inc. , Class A
(b)
.............. 803,927 11,399,685
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 230,752 22,869,831
Toast, Inc. , Class A
(a) (b)
................. 1,573,448 69,688,012
UWM Holdings Corp. , Class A ............ 550,493 2,279,041
Voya Financial, Inc. ................... 336,565 23,896,115
Western Union Co. (The) ............... 770,930 6,491,230
WEX, Inc.
(a) (b)
........................ 119,003 17,480,351
813,078,567
Food Products — 2.0%
Archer-Daniels-Midland Co. .............. 1,663,520 87,800,586
Bunge Global SA ..................... 462,992 37,168,998
Campbell's Co. (The) .................. 681,956 20,901,951

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. .................. 1,657,220 $ 33,923,293
Darling Ingredients, Inc.
(a)
............... 543,850 20,633,669
Flowers Foods, Inc. ................... 640,512 10,235,382
Freshpet, Inc.
(a)
...................... 166,318 11,302,971
General Mills, Inc. .................... 1,913,957 99,162,112
Hershey Co. (The) .................... 506,579 84,066,785
Hormel Foods Corp. ................... 1,006,409 30,443,872
Ingredion, Inc. ....................... 222,683 30,200,269
J M Smucker Co. (The) ................. 360,411 35,392,360
Kellanova .......................... 966,599 76,873,619
Kraft Heinz Co. (The) .................. 2,951,249 76,201,249
Lamb Weston Holdings, Inc. ............. 474,282 24,591,522
McCormick & Co., Inc. (Non-Voting) , NVS .... 880,355 66,748,516
Pilgrim's Pride Corp. ................... 143,305 6,445,859
Post Holdings, Inc.
(a)
................... 174,094 18,981,469
Seaboard Corp.
(b)
..................... 897 2,566,496
Smithfield Foods, Inc. .................. 79,689 1,875,082
Tyson Foods, Inc. , Class A .............. 971,111 54,323,949
829,840,009
Gas Utilities — 0.4%
Atmos Energy Corp. ................... 550,809 84,885,175
MDU Resources Group, Inc. ............. 705,952 11,768,220
National Fuel Gas Co. ................. 310,119 26,270,181
UGI Corp. .......................... 749,244 27,287,466
150,211,042
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(a)
............... 58,620 9,909,711
JB Hunt Transport Services, Inc. .......... 277,812 39,893,803
Knight-Swift Transportation Holdings, Inc. .... 544,797 24,096,371
Landstar System, Inc. .................. 117,676 16,359,318
Lyft, Inc. , Class A
(a)
.................... 1,384,212 21,815,181
Old Dominion Freight Line, Inc. ........... 647,390 105,071,397
Ryder System, Inc. .................... 141,319 22,469,721
Saia, Inc.
(a)
......................... 94,119 25,787,665
Schneider National, Inc. , Class B .......... 166,096 4,011,219
U-Haul Holding Co.
(a) (b)
................. 23,312 1,411,775
U-Haul Holding Co. , NVS
(b)
.............. 354,385 19,267,912
XPO, Inc.
(a) (b)
........................ 399,069 50,398,424
340,492,497
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.
(a)
................. 238,263 45,110,334
Baxter International, Inc. ................ 1,782,424 53,971,799
Cooper Cos., Inc. (The)
(a)
............... 694,874 49,447,234
Dentsply Sirona, Inc. .................. 686,817 10,906,654
Dexcom, Inc.
(a)
...................... 1,360,405 118,749,753
Envista Holdings Corp.
(a) (b)
............... 574,596 11,227,606
GE HealthCare Technologies, Inc. ......... 1,593,379 118,021,583
Globus Medical, Inc. , Class A
(a) (b)
.......... 389,346 22,979,201
Hologic, Inc.
(a)
....................... 776,071 50,568,786
IDEXX Laboratories, Inc.
(a) (b)
............. 280,539 150,464,287
Inspire Medical Systems, Inc.
(a) (b)
.......... 99,225 12,876,428
Insulet Corp.
(a)
....................... 243,961 76,647,667
Masimo Corp.
(a)
...................... 156,614 26,345,607
Penumbra, Inc.
(a)
..................... 130,053 33,375,501
ResMed, Inc. ....................... 507,544 130,946,352
Solventum Corp.
(a)
.................... 483,966 36,703,981
STERIS plc ......................... 341,991 82,153,078
Teleflex, Inc. ........................ 155,334 18,385,332
Zimmer Biomet Holdings, Inc. ............ 689,698 62,907,355
1,111,788,538
Security
Shares
Shares Value
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.
(a)
............. 322,722 $ 7,322,562
Amedisys, Inc.
(a)
..................... 108,492 10,674,528
Cardinal Health, Inc. ................... 840,520 141,207,360
Cencora, Inc. ....................... 636,550 190,869,518
Centene Corp.
(a)
..................... 1,733,916 94,116,960
Chemed Corp. ....................... 49,134 23,924,819
DaVita, Inc.
(a) (b)
...................... 133,364 18,997,702
Encompass Health Corp. ............... 346,228 42,457,940
Henry Schein, Inc.
(a) (b)
.................. 381,407 27,861,781
Humana, Inc. ....................... 420,860 102,891,853
Labcorp Holdings, Inc. ................. 290,451 76,246,292
Molina Healthcare, Inc.
(a)
................ 187,275 55,789,222
Quest Diagnostics, Inc. ................. 387,617 69,627,642
Tenet Healthcare Corp.
(a)
................ 319,233 56,185,008
Universal Health Services, Inc. , Class B ..... 191,450 34,681,167
952,854,354
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc. ........ 595,479 43,249,640
Healthcare Realty Trust, Inc. , Class A ....... 1,136,328 18,022,162
Healthpeak Properties, Inc. .............. 2,417,629 42,332,684
Medical Properties Trust, Inc.
(b)
............ 1,730,168 7,457,024
Omega Healthcare Investors, Inc. .......... 998,521 36,595,795
Ventas, Inc. ........................ 1,516,641 95,775,879
243,433,184
Health Care Technology — 0.4%
(a)
Certara, Inc.
(b)
....................... 425,977 4,983,931
Doximity, Inc. , Class A
(b)
................ 454,156 27,857,929
Veeva Systems, Inc. , Class A ............. 513,323 147,826,757
180,668,617
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 2,396,494 36,810,148
Park Hotels & Resorts, Inc. .............. 698,052 7,141,072
43,951,220
Hotels, Restaurants & Leisure — 4.3%
Aramark ........................... 916,972 38,393,618
Boyd Gaming Corp. ................... 204,496 15,997,722
Caesars Entertainment, Inc.
(a) (b)
........... 715,359 20,309,042
Carnival Corp.
(a) (b)
..................... 3,759,376 105,713,653
Cava Group, Inc.
(a) (b)
................... 345,812 29,127,745
Choice Hotels International, Inc.
(b)
.......... 93,624 11,879,013
Churchill Downs, Inc. .................. 226,646 22,891,246
Darden Restaurants, Inc. ............... 406,419 88,587,149
Domino's Pizza, Inc. ................... 110,248 49,677,749
DraftKings, Inc. , Class A
(a) (b)
.............. 1,671,291 71,681,671
Dutch Bros, Inc. , Class A
(a) (b)
............. 401,962 27,482,142
Expedia Group, Inc. ................... 421,007 71,015,461
Flutter Entertainment plc
(a) (b)
.............. 608,838 173,981,547
Hilton Worldwide Holdings, Inc.
(b)
.......... 811,205 216,056,340
Hyatt Hotels Corp. , Class A
(b)
............. 140,801 19,662,860
Las Vegas Sands Corp. ................ 1,116,951 48,598,538
Light & Wonder, Inc. , Class A
(a) (b)
.......... 288,647 27,785,160
MGM Resorts International
(a) (b)
............ 714,964 24,587,612
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 1,562,044 31,678,252
Penn Entertainment, Inc.
(a) (b)
............. 506,907 9,058,428
Planet Fitness, Inc. , Class A
(a)
............ 291,834 31,824,498
Restaurant Brands International, Inc. ........ 1,124,617 74,550,861
Royal Caribbean Cruises Ltd. ............ 877,781 274,868,342
Texas Roadhouse, Inc. ................. 229,550 43,019,965
Travel + Leisure Co. ................... 225,866 11,656,944
Vail Resorts, Inc. ..................... 125,400 19,704,102
Viking Holdings Ltd.
(a)
.................. 699,050 37,252,374
Wendy's Co. (The) .................... 574,435 6,560,048

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc. ....................... 96,521 $ 32,502,482
Wyndham Hotels & Resorts, Inc. .......... 264,735 21,499,129
Wynn Resorts Ltd. .................... 291,724 27,325,787
Yum! Brands, Inc. .................... 968,567 143,522,258
1,828,451,738
Household Durables — 1.6%
DR Horton, Inc. ...................... 955,517 123,185,252
Garmin Ltd. ......................... 566,738 118,289,555
Lennar Corp. , Class A .................. 790,227 87,407,009
Lennar Corp. , Class B ................. 39,593 4,167,163
Mohawk Industries, Inc.
(a) (b)
.............. 178,416 18,705,133
Newell Brands, Inc. ................... 1,462,373 7,896,814
NVR, Inc.
(a)
......................... 9,676 71,463,646
PulteGroup, Inc. ..................... 696,671 73,470,924
SharkNinja, Inc.
(a)
..................... 244,397 24,192,859
Somnigroup International, Inc. ............ 703,412 47,867,186
Toll Brothers, Inc. ..................... 344,293 39,294,160
TopBuild Corp.
(a) (b)
.................... 101,528 32,868,675
Whirlpool Corp. ...................... 186,283 18,892,822
667,701,198
Household Products — 0.3%
Church & Dwight Co., Inc. ............... 855,016 82,175,588
Clorox Co. (The) ..................... 429,015 51,511,831
Reynolds Consumer Products, Inc. ......... 192,882 4,131,532
137,818,951
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The) ..................... 2,475,198 26,039,083
Brookfield Renewable Corp.
(b)
............ 473,236 15,512,676
Clearway Energy, Inc. , Class A ............ 122,076 3,694,020
Clearway Energy, Inc. , Class C ........... 282,788 9,049,216
Talen Energy Corp.
(a) (b)
................. 157,524 45,803,253
Vistra Corp.
(b)
....................... 1,177,212 228,155,458
328,253,706
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 987,082 16,415,174
EastGroup Properties, Inc. .............. 179,276 29,960,605
First Industrial Realty Trust, Inc. ........... 445,161 21,425,599
Lineage, Inc.
(b)
....................... 241,530 10,511,386
Rexford Industrial Realty, Inc. ............ 817,908 29,092,987
STAG Industrial, Inc. .................. 648,792 23,538,174
130,943,925
Insurance — 4.2%
Allstate Corp. (The) ................... 917,746 184,751,447
American Financial Group, Inc. ........... 236,356 29,830,491
Arch Capital Group Ltd. ................ 1,268,924 115,535,530
Assurant, Inc. ....................... 181,055 35,756,552
Assured Guaranty Ltd. ................. 166,877 14,534,987
Axis Capital Holdings Ltd. ............... 272,019 28,241,013
Brighthouse Financial, Inc.
(a)
............. 216,377 11,634,591
Brown & Brown, Inc. ................... 963,318 106,803,067
Cincinnati Financial Corp. ............... 535,720 79,779,422
CNA Financial Corp. ................... 90,282 4,200,822
Everest Group Ltd. .................... 146,048 49,634,413
Fidelity National Financial, Inc. , Class A ...... 905,031 50,736,038
First American Financial Corp. ............ 346,656 21,281,212
Globe Life, Inc. ...................... 294,724 36,631,246
Hanover Insurance Group, Inc. (The) ....... 128,293 21,793,132
Hartford Insurance Group, Inc. (The) ........ 987,130 125,237,183
Kemper Corp. ....................... 216,526 13,974,588
Kinsale Capital Group, Inc.
(b)
............. 77,046 37,282,559
Lincoln National Corp. ................. 489,910 16,950,886
Loews Corp.
(b)
....................... 594,220 54,466,205
Security
Shares
Shares Value
Insurance (continued)
Markel Group, Inc.
(a) (b)
.................. 43,327 $ 86,539,617
Old Republic International Corp. ........... 819,972 31,519,724
Primerica, Inc. ....................... 117,802 32,238,873
Principal Financial Group, Inc. ............ 784,696 62,328,403
Prudential Financial, Inc. ................ 1,242,641 133,509,349
Reinsurance Group of America, Inc. ........ 230,216 45,665,646
RenaissanceRe Holdings Ltd. ............ 166,138 40,354,920
RLI Corp. .......................... 289,788 20,928,489
Ryan Specialty Holdings, Inc. , Class A ....... 369,609 25,129,716
Unum Group ........................ 613,985 49,585,429
White Mountains Insurance Group Ltd.
(b)
..... 8,902 15,985,499
Willis Towers Watson plc ................ 344,686 105,646,259
WR Berkley Corp. .................... 1,056,064 77,589,022
1,766,076,330
Interactive Media & Services — 0.4%
IAC, Inc.
(a) (b)
........................ 227,059 8,478,383
Match Group, Inc. .................... 852,018 26,318,836
Pinterest, Inc. , Class A
(a) (b)
............... 2,053,029 73,621,620
Reddit, Inc. , Class A
(a) (b)
................. 405,276 61,022,407
Trump Media & Technology Group Corp.
(a) (b)
... 359,687 6,488,754
ZoomInfo Technologies, Inc.
(a)
............ 1,031,281 10,436,564
186,366,564
IT Services — 2.3%
Akamai Technologies, Inc.
(a)
.............. 499,594 39,847,617
Amdocs Ltd. ........................ 388,927 35,485,699
Cloudflare, Inc. , Class A
(a) (b)
.............. 1,074,133 210,347,465
Cognizant Technology Solutions Corp. , Class A . 1,720,100 134,219,403
DXC Technology Co.
(a)
................. 622,627 9,519,967
EPAM Systems, Inc.
(a)
.................. 190,582 33,698,709
Gartner, Inc.
(a)
....................... 260,706 105,382,579
Globant SA
(a)
........................ 150,440 13,665,970
GoDaddy, Inc. , Class A
(a)
................ 478,825 86,217,230
Kyndryl Holdings, Inc.
(a)
................. 809,632 33,972,159
MongoDB, Inc. , Class A
(a)
............... 274,383 57,617,686
Okta, Inc. , Class A
(a) (b)
.................. 573,442 57,326,997
Twilio, Inc. , Class A
(a) (b)
................. 492,266 61,218,200
VeriSign, Inc. ....................... 278,100 80,315,280
958,834,961
Leisure Products — 0.2%
Brunswick Corp. ..................... 228,181 12,604,719
Hasbro, Inc. ........................ 462,326 34,128,905
Mattel, Inc.
(a)
........................ 1,121,224 22,110,537
YETI Holdings, Inc.
(a) (b)
................. 283,627 8,939,923
77,784,084
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc. ............... 991,596 117,018,244
Avantor, Inc.
(a) (b)
...................... 2,300,990 30,971,325
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 66,778 16,114,867
Bio-Techne Corp. ..................... 545,248 28,053,010
Bruker Corp. ........................ 359,793 14,823,472
Charles River Laboratories International, Inc.
(a)
. 169,708 25,749,795
Illumina, Inc.
(a) (b)
...................... 550,086 52,483,705
IQVIA Holdings, Inc.
(a)
.................. 610,205 96,162,206
Medpace Holdings, Inc.
(a) (b)
.............. 78,935 24,774,539
Mettler-Toledo International, Inc.
(a) (b)
........ 72,403 85,053,252
QIAGEN NV
(a)
....................... 741,321 35,627,887
Repligen Corp.
(a) (b)
.................... 183,417 22,813,406
Revvity, Inc.
(b)
....................... 418,287 40,456,719
Sotera Health Co.
(a) (b)
.................. 534,619 5,944,963
Tempus AI, Inc.
(a) (b)
.................... 286,155 18,182,289
Waters Corp.
(a) (b)
..................... 207,180 72,314,107

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........ 248,981 $ 54,477,043
741,020,829
Machinery — 3.7%
AGCO Corp. ........................ 214,965 22,175,789
Allison Transmission Holdings, Inc. ......... 297,480 28,257,625
CNH Industrial NV .................... 3,100,651 40,184,437
Crane Co. .......................... 171,077 32,485,811
Cummins, Inc. ....................... 479,523 157,043,782
Donaldson Co., Inc. ................... 413,972 28,708,958
Dover Corp. ........................ 473,133 86,692,160
Esab Corp.
(b)
........................ 198,609 23,942,315
Flowserve Corp. ..................... 454,704 23,803,754
Fortive Corp. ........................ 1,180,865 61,558,492
Gates Industrial Corp. plc
(a) (b)
............. 878,587 20,233,859
Graco, Inc. ......................... 571,906 49,166,759
IDEX Corp. ......................... 263,510 46,264,451
Ingersoll Rand, Inc.
(b)
.................. 1,405,414 116,902,336
ITT, Inc. ........................... 281,130 44,089,618
Lincoln Electric Holdings, Inc. ............ 188,984 39,180,163
Middleby Corp. (The)
(a) (b)
................ 175,761 25,309,584
Mueller Industries, Inc. ................. 374,626 29,771,528
Nordson Corp. ....................... 187,942 40,289,127
Oshkosh Corp. ...................... 222,953 25,314,084
Otis Worldwide Corp. .................. 1,375,236 136,175,869
Pentair plc ......................... 570,615 58,579,336
RBC Bearings, Inc.
(a)
.................. 107,491 41,362,537
Snap-on, Inc. ....................... 178,684 55,602,887
Stanley Black & Decker, Inc. ............. 538,524 36,485,001
Timken Co. (The) ..................... 219,366 15,915,003
Toro Co. (The) ....................... 347,826 24,584,342
Westinghouse Air Brake Technologies Corp. ... 591,449 123,819,848
Xylem, Inc. ......................... 846,671 109,525,361
1,543,424,816
Marine Transportation — 0.1%
Kirby Corp.
(a) (b)
....................... 196,556 22,291,416
Media — 1.4%
Charter Communications, Inc. , Class A
(a) (b)
.... 315,716 129,067,858
DoubleVerify Holdings, Inc.
(a)
............. 468,319 7,010,735
Fox Corp. , Class A, NVS ................ 751,207 42,097,640
Fox Corp. , Class B .................... 463,730 23,942,380
Interpublic Group of Cos., Inc. (The) ........ 1,295,613 31,716,606
Liberty Broadband Corp. , Class A
(a)
......... 60,254 5,894,046
Liberty Broadband Corp. , Class C, NVS
(a)
.... 386,894 38,062,632
New York Times Co. (The) , Class A ......... 555,418 31,092,300
News Corp. , Class A, NVS .............. 1,312,668 39,012,493
News Corp. , Class B
(b)
................. 393,594 13,504,210
Nexstar Media Group, Inc. ............... 99,370 17,186,042
Omnicom Group, Inc. .................. 676,527 48,669,352
Paramount Global , Class A
(b)
............. 30,971 710,785
Paramount Global , Class B, NVS .......... 2,050,438 26,450,650
Sirius XM Holdings, Inc. ................ 657,294 15,098,043
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 1,552,736 111,781,465
581,297,237
Metals & Mining — 1.1%
Alcoa Corp. ......................... 897,006 26,470,647
Anglogold Ashanti plc .................. 1,749,782 79,737,566
Carpenter Technology Corp.
(b)
............ 166,772 46,092,446
Cleveland-Cliffs, Inc.
(a) (b)
................ 1,678,282 12,754,943
MP Materials Corp. , Class A
(a) (b)
........... 420,156 13,978,590
Nucor Corp. ........................ 799,695 103,592,490
Reliance, Inc. ....................... 182,963 57,432,086
Royal Gold, Inc. ...................... 228,499 40,636,262
Security
Shares
Shares Value
Metals & Mining (continued)
Steel Dynamics, Inc. ................... 489,907 $ 62,712,995
443,408,025
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. ................ 3,294,950 30,280,590
Annaly Capital Management, Inc. .......... 2,038,889 38,371,891
Rithm Capital Corp. ................... 1,885,730 21,289,892
Starwood Property Trust, Inc. ............. 1,118,232 22,442,916
112,385,289
Multi-Utilities — 1.9%
Ameren Corp. ....................... 939,092 90,190,396
CenterPoint Energy, Inc. ................ 2,268,365 83,339,730
CMS Energy Corp. .................... 1,036,224 71,789,599
Consolidated Edison, Inc. ............... 1,253,213 125,759,924
DTE Energy Co. ..................... 721,943 95,628,570
NiSource, Inc. ....................... 1,638,004 66,077,081
Public Service Enterprise Group, Inc. ....... 1,738,143 146,316,878
WEC Energy Group, Inc. ................ 1,112,869 115,960,950
795,063,128
Office REITs — 0.2%
BXP, Inc. .......................... 551,738 37,225,763
Cousins Properties, Inc. ................ 575,992 17,297,040
Highwoods Properties, Inc. .............. 365,819 11,373,312
Kilroy Realty Corp. .................... 407,426 13,978,786
Vornado Realty Trust .................. 614,829 23,511,061
103,385,962
Oil, Gas & Consumable Fuels — 5.3%
Antero Midstream Corp. ................ 1,174,913 22,264,601
Antero Resources Corp.
(a)
............... 1,005,991 40,521,318
APA Corp. ......................... 1,241,699 22,710,675
Cheniere Energy, Inc. .................. 768,187 187,068,898
Chord Energy Corp. ................... 208,369 20,180,538
Civitas Resources, Inc. ................. 322,766 8,882,520
Coterra Energy, Inc. ................... 2,605,872 66,137,031
Devon Energy Corp. ................... 2,169,776 69,020,575
Diamondback Energy, Inc. ............... 664,365 91,283,751
DT Midstream, Inc. .................... 352,521 38,745,583
EQT Corp. ......................... 2,072,894 120,891,178
Expand Energy Corp. .................. 764,986 89,457,463
Hess Corp. ......................... 982,503 136,115,966
HF Sinclair Corp. ..................... 548,079 22,515,085
Kinder Morgan, Inc. ................... 6,772,169 199,101,769
Marathon Petroleum Corp. .............. 1,082,593 179,829,523
Matador Resources Co. ................ 406,943 19,419,320
Occidental Petroleum Corp. .............. 2,326,942 97,754,833
ONEOK, Inc. ........................ 2,175,678 177,600,595
Ovintiv, Inc. ......................... 907,265 34,521,433
Permian Resources Corp. , Class A ......... 2,241,082 30,523,537
Phillips 66 .......................... 1,415,613 168,882,631
Range Resources Corp. ................ 819,713 33,337,728
Targa Resources Corp. ................. 747,458 130,117,489
Texas Pacific Land Corp. ................ 66,998 70,776,017
Valero Energy Corp. ................... 1,082,991 145,575,650
Viper Energy, Inc. , Class A .............. 452,584 17,257,028
2,240,492,735
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................. 217,565 18,708,414
Passenger Airlines — 0.7%
Alaska Air Group, Inc.
(a)
................. 423,609 20,960,173
American Airlines Group, Inc.
(a) (b)
.......... 2,279,637 25,577,527
Delta Air Lines, Inc. ................... 2,270,491 111,662,747
Southwest Airlines Co. ................. 1,778,267 57,686,982

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a) (b)
........... 1,133,236 $ 90,239,583
306,127,012
Personal Care Products — 0.6%
BellRing Brands, Inc.
(a) (b)
................ 439,516 25,461,162
Coty, Inc. , Class A
(a)
................... 1,188,928 5,528,515
elf Beauty, Inc.
(a) (b)
.................... 191,315 23,807,239
Estee Lauder Cos., Inc. (The) , Class A ...... 811,751 65,589,481
Kenvue, Inc. ........................ 6,615,821 138,469,133
258,855,530
Pharmaceuticals — 0.4%
Corcept Therapeutics, Inc.
(a)
............. 325,571 23,896,911
Elanco Animal Health, Inc.
(a) (b)
............ 1,713,265 24,465,424
Jazz Pharmaceuticals plc
(a)
.............. 206,881 21,954,212
Organon & Co. ...................... 921,461 8,919,743
Perrigo Co. plc ...................... 471,339 12,594,178
Royalty Pharma plc , Class A ............. 1,365,904 49,213,521
Viatris, Inc. ......................... 4,130,258 36,883,204
177,927,193
Professional Services — 2.7%
Amentum Holdings, Inc.
(a) (b)
.............. 553,207 13,061,217
Booz Allen Hamilton Holding Corp. ......... 434,978 45,294,259
Broadridge Financial Solutions, Inc. ........ 406,742 98,850,508
CACI International, Inc. , Class A
(a) (b)
........ 75,605 36,040,904
Clarivate plc
(a) (b)
...................... 1,220,339 5,247,458
Concentrix Corp. ..................... 157,687 8,334,546
Dayforce, Inc.
(a) (b)
..................... 531,695 29,450,586
Dun & Bradstreet Holdings, Inc. ........... 1,072,839 9,752,107
Equifax, Inc. ........................ 431,087 111,811,035
ExlService Holdings, Inc.
(a)
.............. 539,889 23,641,739
FTI Consulting, Inc.
(a) (b)
................. 115,434 18,642,591
Genpact Ltd. ........................ 560,851 24,683,053
Jacobs Solutions, Inc. .................. 423,178 55,626,748
KBR, Inc. .......................... 448,503 21,501,234
Leidos Holdings, Inc. .................. 444,175 70,073,048
ManpowerGroup, Inc. .................. 160,138 6,469,575
Parsons Corp.
(a) (b)
..................... 183,301 13,155,513
Paychex, Inc. ....................... 1,123,274 163,391,436
Paycom Software, Inc. ................. 178,579 41,323,181
Paylocity Holding Corp.
(a)
............... 156,441 28,345,545
Robert Half, Inc. ..................... 344,605 14,146,035
Science Applications International Corp. ..... 164,098 18,479,076
SS&C Technologies Holdings, Inc. ......... 739,438 61,225,466
TransUnion ......................... 678,414 59,700,432
Verisk Analytics, Inc. ................... 486,511 151,548,176
1,129,795,468
Real Estate Management & Development — 0.9%
(a)
CBRE Group, Inc. , Class A .............. 1,033,906 144,870,909
CoStar Group, Inc.
(b)
................... 1,452,673 116,794,909
Howard Hughes Holdings, Inc.
(b)
........... 102,675 6,930,562
Jones Lang LaSalle, Inc. ................ 163,370 41,786,779
Zillow Group, Inc. , Class A
(b)
............. 171,844 11,769,595
Zillow Group, Inc. , Class C, NVS .......... 567,112 39,726,196
361,878,950
Residential REITs — 1.5%
American Homes 4 Rent , Class A .......... 1,187,210 42,822,665
AvalonBay Communities, Inc. ............ 494,772 100,686,102
Camden Property Trust ................. 371,785 41,896,452
Equity LifeStyle Properties, Inc. ........... 658,410 40,604,145
Equity Residential .................... 1,320,088 89,092,739
Essex Property Trust, Inc. ............... 222,042 62,926,703
Invitation Homes, Inc. .................. 2,129,147 69,836,021
Mid-America Apartment Communities, Inc. .... 405,011 59,945,678
Security
Shares
Shares Value
Residential REITs (continued)
Sun Communities, Inc. ................. 438,628 $ 55,482,056
UDR, Inc. .......................... 1,150,615 46,979,610
610,272,171
Retail REITs — 1.3%
Agree Realty Corp. ................... 368,423 26,916,984
Brixmor Property Group, Inc. ............. 1,066,979 27,784,133
Federal Realty Investment Trust ........... 296,495 28,164,060
Kimco Realty Corp. ................... 2,324,129 48,853,192
NNN REIT, Inc. ...................... 654,665 28,268,435
Realty Income Corp. ................... 3,104,462 178,848,056
Regency Centers Corp. ................ 628,473 44,766,132
Simon Property Group, Inc. .............. 1,130,056 181,667,802
565,268,794
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.
(a)
............. 426,325 14,576,052
Amkor Technology, Inc. ................. 399,373 8,382,839
Astera Labs, Inc.
(a) (b)
................... 497,996 45,028,798
Cirrus Logic, Inc.
(a)
.................... 183,209 19,100,454
Enphase Energy, Inc.
(a) (b)
................ 442,582 17,548,376
Entegris, Inc. ........................ 521,014 42,019,779
First Solar, Inc.
(a) (b)
.................... 353,152 58,460,782
GLOBALFOUNDRIES, Inc.
(a) (b)
............ 348,459 13,311,134
Lattice Semiconductor Corp.
(a) (b)
........... 471,751 23,111,082
MACOM Technology Solutions Holdings, Inc.
(a)
. 219,471 31,448,000
Microchip Technology, Inc. ............... 1,836,661 129,245,835
MKS, Inc. .......................... 232,697 23,120,774
Monolithic Power Systems, Inc. ........... 160,881 117,665,146
ON Semiconductor Corp.
(a)
.............. 1,466,972 76,884,003
Onto Innovation, Inc.
(a)
................. 168,687 17,025,579
Qorvo, Inc.
(a) (b)
....................... 323,643 27,480,527
Skyworks Solutions, Inc. ................ 533,391 39,748,297
Teradyne, Inc. ....................... 557,484 50,128,961
Universal Display Corp. ................ 152,379 23,536,460
777,822,878
Software — 3.8%
ANSYS, Inc.
(a)
....................... 305,095 107,155,466
Appfolio, Inc. , Class A
(a)
................ 76,019 17,505,655
Aurora Innovation, Inc. , Class A
(a)
.......... 3,419,178 17,916,493
Bentley Systems, Inc. , Class B ............ 546,000 29,467,620
BILL Holdings, Inc.
(a) (b)
.................. 320,970 14,848,072
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 1,783,306 16,780,910
Confluent, Inc. , Class A
(a) (b)
.............. 962,134 23,986,001
Datadog, Inc. , Class A
(a)
................ 1,073,392 144,188,747
DocuSign, Inc.
(a)
..................... 697,868 54,356,939
Dolby Laboratories, Inc. , Class A .......... 209,113 15,528,731
Dropbox, Inc. , Class A
(a) (b)
............... 706,380 20,202,468
Dynatrace, Inc.
(a)
..................... 1,022,687 56,462,549
Elastic NV
(a)
........................ 315,733 26,625,764
Fair Isaac Corp.
(a)
..................... 82,664 151,106,485
Gen Digital, Inc. ...................... 1,920,251 56,455,379
Gitlab, Inc. , Class A
(a) (b)
................. 458,133 20,666,380
Guidewire Software, Inc.
(a)
............... 292,153 68,787,424
HubSpot, Inc.
(a)
...................... 177,026 98,537,982
Informatica, Inc. , Class A
(a) (b)
............. 363,697 8,856,022
Manhattan Associates, Inc.
(a)
............. 208,090 41,091,532
nCino, Inc.
(a) (b)
....................... 367,940 10,291,282
Nutanix, Inc. , Class A
(a) (b)
................ 888,136 67,889,116
Pegasystems, Inc. .................... 302,712 16,385,801
Procore Technologies, Inc.
(a) (b)
............ 398,804 27,286,170
PTC, Inc.
(a) (b)
........................ 415,174 71,551,087
RingCentral, Inc. , Class A
(a)
.............. 272,884 7,736,261
Rubrik, Inc. , Class A
(a) (b)
................. 337,454 30,232,504
SailPoint, Inc.
(a) (b)
..................... 205,166 4,690,095

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Samsara, Inc. , Class A
(a)
................ 932,771 $ 37,105,630
SentinelOne, Inc. , Class A
(a) (b)
............ 1,016,852 18,588,055
Teradata Corp.
(a)
..................... 330,589 7,375,441
Tyler Technologies, Inc.
(a) (b)
.............. 149,699 88,747,555
UiPath, Inc. , Class A
(a) (b)
................ 1,530,123 19,585,574
Unity Software, Inc.
(a) (b)
................. 1,100,504 26,632,197
Zoom Communications, Inc. , Class A
(a)
...... 914,029 71,275,981
Zscaler, Inc.
(a) (b)
...................... 339,821 106,683,405
1,602,582,773
Specialized REITs — 2.4%
Crown Castle, Inc. .................... 1,510,632 155,187,226
CubeSmart ......................... 789,656 33,560,380
Digital Realty Trust, Inc. ................ 1,173,600 204,593,688
EPR Properties ...................... 260,328 15,166,709
Extra Space Storage, Inc. ............... 733,205 108,103,745
Gaming & Leisure Properties, Inc. ......... 925,421 43,198,652
Iron Mountain, Inc. .................... 1,021,397 104,764,690
Lamar Advertising Co. , Class A ........... 306,013 37,137,738
Millrose Properties, Inc. , Class A ........... 437,155 12,463,289
National Storage Affiliates Trust ........... 251,110 8,033,009
Rayonier, Inc. ....................... 540,591 11,990,309
SBA Communications Corp. ............. 373,686 87,756,420
VICI Properties, Inc. ................... 3,684,680 120,120,568
Weyerhaeuser Co. .................... 2,522,258 64,796,808
1,006,873,231
Specialty Retail — 2.3%
AutoNation, Inc.
(a)
..................... 95,100 18,891,615
Bath & Body Works, Inc. ................ 742,516 22,245,779
Best Buy Co., Inc. .................... 673,389 45,204,603
Burlington Stores, Inc.
(a)
................ 218,567 50,847,427
CarMax, Inc.
(a) (b)
...................... 529,862 35,612,025
Carvana Co. , Class A
(a) (b)
................ 446,754 150,538,228
Chewy, Inc. , Class A
(a)
................. 725,259 30,910,538
Dick's Sporting Goods, Inc. .............. 188,333 37,254,151
Five Below, Inc.
(a)
..................... 187,145 24,549,681
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 369,751 28,086,286
GameStop Corp. , Class A
(a) (b)
............. 1,425,294 34,762,921
Gap, Inc. (The) ...................... 801,081 17,471,577
GCI Liberty, Inc., Escrow
(a) (c)
.............. 262,656 3
Lithia Motors, Inc. , Class A .............. 89,139 30,112,937
Murphy USA, Inc. .................... 62,460 25,408,728
Penske Automotive Group, Inc. ........... 64,808 11,134,662
RH
(a) (b)
............................ 53,481 10,108,444
Ross Stores, Inc. ..................... 1,120,486 142,951,604
Tractor Supply Co. .................... 1,848,632 97,552,311
Ulta Beauty, Inc.
(a)
.................... 156,876 73,389,730
Valvoline, Inc.
(a) (b)
..................... 444,697 16,840,675
Wayfair, Inc. , Class A
(a) (b)
................ 325,583 16,650,315
Williams-Sonoma, Inc. ................. 411,932 67,297,331
987,821,571
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co. ........... 4,572,151 93,500,488
HP, Inc. ........................... 3,294,644 80,586,992
NetApp, Inc. ........................ 707,750 75,410,763
Pure Storage, Inc. , Class A
(a) (b)
............ 1,081,449 62,269,833
Sandisk Corp.
(a)
...................... 469,851 21,307,743
Super Micro Computer, Inc.
(a) (b)
............ 1,786,458 87,554,307
Western Digital Corp. .................. 1,206,169 77,182,754
497,812,880
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(a)
.................... 518,334 20,090,626
Birkenstock Holding plc
(a) (b)
.............. 186,327 9,163,562
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.
(b)
.............. 89,919 $ 5,492,252
Crocs, Inc.
(a) (b)
....................... 189,640 19,206,739
Deckers Outdoor Corp.
(a)
................ 525,013 54,113,090
Lululemon Athletica, Inc.
(a)
............... 365,946 86,941,451
On Holding AG , Class A
(a)
............... 764,083 39,770,520
PVH Corp.
(b)
........................ 182,250 12,502,350
Ralph Lauren Corp. , Class A ............. 136,592 37,464,454
Skechers USA, Inc. , Class A
(a)
............ 454,451 28,675,858
Tapestry, Inc. ........................ 721,139 63,323,216
Under Armour, Inc. , Class A
(a) (b)
........... 627,862 4,288,297
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 683,151 4,433,650
VF Corp. .......................... 1,223,395 14,374,891
399,840,956
Trading Companies & Distributors — 2.2%
Air Lease Corp. , Class A ................ 363,987 21,289,600
Applied Industrial Technologies, Inc. ........ 130,717 30,385,167
Core & Main, Inc. , Class A
(a)
.............. 660,599 39,867,150
Fastenal Co. ........................ 3,988,292 167,508,264
Ferguson Enterprises, Inc. ............... 673,912 146,744,338
FTAI Aviation Ltd. ..................... 354,134 40,739,575
MSC Industrial Direct Co., Inc. , Class A ...... 153,899 13,084,493
QXO, Inc.
(a)
......................... 2,067,295 44,529,534
SiteOne Landscape Supply, Inc.
(a) (b)
......... 153,049 18,509,746
United Rentals, Inc. ................... 225,901 170,193,814
Watsco, Inc. ........................ 120,902 53,392,741
WESCO International, Inc. ............... 166,086 30,759,127
WW Grainger, Inc. .................... 153,889 160,081,493
937,085,042
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 677,484 94,244,799
Essential Utilities, Inc. .................. 953,524 35,413,882
129,658,681
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA .......... 353,404 13,242,048
Total Long-Term Investments — 99 .9%
(Cost: $ 31,652,444,578 ) ............................ 41,996,566,392
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(d) (e) (f)
................. 1,544,251,468 1,544,869,169
Total Short-Term Securities — 3 .7%
(Cost: $ 1,544,120,927 ) ............................ 1,544,869,169
Total Investments — 103 .6%
(Cost: $ 33,196,565,505 ) ............................ 43,541,435,561
Liabilities in Excess of Other Assets — (3.6) % ............. (1,504,080,309)
Net Assets — 100.0% ...............................
$ 42,037,355,252
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,264,259,429 $ 280,680,632
(a)
$ — $ (14,018) $ (56,874) $ 1,544,869,169 1,544,251,468 $ 739,031
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(c)
............. 65,763,291 — (65,763,291)
(a)
— — — — 671,191 —
$ (14,018) $ (56,874) $ 1,544,869,169 $ 1,410,222 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 60 09/19/25 $ 10,270 $ 356,885
Russell 1000 Value E-Mini Index ................................................ 114 09/19/25 10,972 273,153
Russell 2000 E-Mini Index .................................................... 39 09/19/25 4,274 121,498
S&P Midcap 400 E-Mini Index ................................................. 74 09/19/25 23,129 572,643
$ 1,324,179

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 41,996,566,389 $ — $ 3 $ 41,996,566,392
Short-Term Securities
Money Market Funds ...................................... 1,544,869,169 — — 1,544,869,169
$ 43,541,435,558 $ — $ 3 $ 43,541,435,561
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,324,179 $ — $ — $ 1,324,179
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust